UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:
						(212) 697-6666


				Date of fiscal year end:	3/31

			Date of reporting period:	      3/31/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS


ANNUAL
REPORT

MARCH 31, 2007

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

                        [LOGO OF HAWAIIAN TAX-FREE TRUST:
                        A PLAM TREE IN FRONT OF A CIRCLE
                  WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(SM)

[LOGO OF HAWAIIAN TAX-FREE TRUST:
A PLAM TREE IN FRONT OF A CIRCLE
WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

               SERVING HAWAII INVESTORS FOR MORE THAN TWO DECADES

                             HAWAIIAN TAX-FREE TRUST

                          "TAX-FREE IN BLACK AND WHITE"

                                                                       May, 2007

Dear Fellow Shareholder:

      We have all seen and heard the words "tax-free" over and over in various contexts. In fact, the name of the Trust contains the words "tax-free." But, what does that really mean to you in black and white?

      As you know, you have to pay federal, state, and/or local taxes on the dividends distributed to you by a taxable mutual fund. Thus, a bond fund which invests in tax-free municipal bonds, such as Hawaiian Tax-Free Trust, may actually generate more net dividend income than a taxable bond fund with a higher stated yield.

      How is this possible? Let's use a simple example.

      Suppose you invest $10,000 in a hypothetical TAX-FREE municipal bond fund with a yield of 4%, paying dividends that are EXEMPT FROM FEDERAL INCOME TAXES, and you also invest $10,000 in a hypothetical TAXABLE bond fund with a yield of 5.5%, paying dividends that are TAXABLE AT THE FEDERAL LEVEL. The example below shows the outcome for an investor in the 33% federal income tax bracket. As you can see, your investment in the tax-free municipal bond fund would have ended up with more after-tax income even though the fund's yield was lower.

            [Graphic of a bar chart with the following information:]

                                                  Federal             Interest Income
                                                Income Taxes             After Taxes
Tax-Free Municipal Bond Fund Yielding 4%                           $400 Assumes no taxes

Taxable Bond Fund Yielding 5.5%             $181.50 Tax Rate 33%          $368.50

      To help you compare taxable bond funds versus tax-free municipal bond funds, a taxable-equivalent yield is often used. The taxable-equivalent yield provides you with the rate that a taxable bond fund would have to yield to give you the same after-tax yield as a tax-free municipal bond fund. (You should be aware that the calculation does not take into account the impact of state income taxes, or any alternative minimum taxes, to which some investors may be subject.)


                        NOT A PART OF THE ANNUAL REPORT

In its simplest terms,

--------------------------------------------------------------------------------
  Yield of tax-free municipal bond fund
  -------------------------------------     =    Your taxable-equivalent yield
  1.00 - your federal income tax rate
--------------------------------------------------------------------------------

      Using the above tax-free example of a 4% yield and a federal tax bracket of 33%, the calculation would be as follows:

--------------------------------------------------------------------------------
       4
   -----------                              =    5.97%
   1.00 - 0.33
--------------------------------------------------------------------------------

      In other words, a tax-free investment of 4.00% and a taxable investment of 5.97% would provide the same yield after taxes.

      EFFECT OF FEDERAL INCOME TAXES ON YIELDS OF TAX-EXEMPT AND TAXABLE INSTRUMENTS

                                                         4.00% TAX-FREE BOND        5.97% TAXABLE BOND
      Cash investment                                          $10,000                   $10,000
      Interest                                                  $400                      $597
      33% Federal income tax                                     $0                      $197.01
      Net return                                                $400                     $399.99
      Yield on investment after federal taxes                   4.0%                      4.0%

      You should be aware that dividends paid by tax-free municipal bond funds, such as Hawaiian Tax-Free Trust, are often also exempt from state and/or local taxes. FACTORING IN THE EXEMPTION AT THE STATE AND/OR LOCAL LEVEL WOULD HAVE THE EFFECT OF INCREASING THE TAXABLE EQUIVALENT YIELD EVEN FURTHER.

      So, the next time that you see the phrase "tax-free," remember that in black and white, it oftentimes means more money into your pocket.

                                   Sincerely,


/s/ Diana P. Herrmann                     /s/ Lacy B. Herrmann

Diana P. Herrmann                         Lacy B. Herrmann
President                                 Founder and Chairman Emeritus

For certain investors, some dividends of your Trust may be subject to Federal and State taxes, including the Alternative Minimum Tax. These hypothetical examples are not intended to predict or project investment performance. Your own results will vary. State and local taxes, fees and expenses, if any, are not taken into account.


                        NOT A PART OF THE ANNUAL REPORT

[LOGO OF HAWAIIAN TAX-FREE TRUST:
A PLAM TREE IN FRONT OF A CIRCLE
WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

               SERVING HAWAII INVESTORS FOR MORE THAN TWO DECADES

                             HAWAIIAN TAX-FREE TRUST

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

ECONOMY 2006-2007

      The US economy began to decelerate in 2006, ending the year with fourth quarter Gross Domestic Product (GDP) expanding at a 2.5% rate of growth in real GDP. Approximately this same growth rate is likely during 2007, down from growth rates closer to 3% or 3.5% during the mid-2000s. A sharp decline in residential investment--contracting at nearly 20%, in annualized terms, during second half 2006--was the principal source to deceleration last year. During 2007 we expect housing to stabilize, with housing starts down to an annual pace of 1.4 to 1.5 million units, off from the 2.2 million unit peak at the end of 2005. Balancing the housing recession has been double-digit growth in US exports, around 10% in real terms, and resilience in personal consumption expenditure. Exports comprise roughly twice the GDP share of residential investment, and go a long way to sustaining the economy's momentum. We expect a weaker dollar and strong macroeconomic fundamentals overseas to keep US net exports increasing in 2007. With personal consumption comprising 70% of GDP, concerns about contagion from the housing decline are obviously worrisome to us. Either adverse effects of falling home prices, or a consumer pullback related to mortgage lending worries, could impair consumption. Our expectation is that these pressures may shave a percentage point or two off consumption growth, but even at 2-3% its contribution to GDP growth should be neutral at worst in 2007. Federal Reserve monetary policy should keep short-term interest rates high to pre-empt higher inflation, at least through mid-year 2007. Though US Treasury bond yields are inverted relative to the overnight Fed Funds target rate, those bond yields embody the market's expectation of eventually lower short-term interest rates, probably towards the end of 2007.

      Hawaii had outperformed the mainland economy for several years ending in 2006, but now and for the next several years we expect Hawaii's growth rate will probably fall short of that of the nation. Although the US is experiencing full employment with 4.5% unemployment and around 2.5% inflation--enough to keep the Fed's monetary policy vigilant--Hawaii's unemployment/inflation mix is even more potent. Recently, Hawaii's 2.0-2.5% monthly unemployment rates have reflected an ultra-tight labor market and potential untoward wage pressures. Honolulu's 5.9% inflation in 2006 is the flip side of an overheated local economy. The economy's nominal growth rate was strong at 6%, but most of that was eaten up by inflation leaving just a small real growth rate. While we expect the Honolulu Consumer Price Index (CPI) to exhibit disinflation to maybe 4% in 2007, that will still be high relative to the US urban average. Consequently, its effect on income growth is likely to lead to real economic expansion of no more than 2% in the islands during 2007. Housing is also in decline in Hawaii, as it is across the country, although nonresidential construction makes up for some of the decline. Tourism seems to have hit a plateau: after peaking at record levels in 2005, visitor counts while remaining at peak arrival numbers, have failed to trend higher and, adjusted for inflation, visitor spending has been declining at a 2-3% rate. With the housing boom ended, and the lift from tourism suspended, after years of record growth, Hawaii's economy should expect slower growth for the next few years.

MUNICIPAL MARKET AND FUND PERFORMANCE

      During the 12 months ended March 31, 2007, the municipal bond yield curve "flattened" significantly responding to the Federal Reserve increase in the Fed Funds rate from 4.75% in March 2006 to 5.25% in June 2006. At the August 2006 meeting, the Federal Reserve stopped after a string of 17 straight 0.25% increases. The bond markets anticipated that these rate increases were enough to slow the economy and inflation and that the next Federal Reserve move would be to cut interest rates. As a result, municipal rates on the short end of the curve were only 3 basis points higher year over year, while long term rates were down year over year by 20 basis points. These changes represented continued yield curve "flattening" with short-term yields rising closer to long-term yields.

      Hawaiian Tax-Free Trust had a total return, without sales charges, of 3.50% for its Class A shares, 2.67% for Class C shares, and 3.79% for Class Y shares for the calendar year ending December 31, 2006. For the fiscal year ending March 31, 2007, the total return, without sales charges, was 4.28% for Class A shares, 3.55% for Class C shares, and 4.49% for Class Y shares. Total return reflects the market fluctuation of the share price as well as reinvested dividends and capital gain distributions. The Lehman Brothers Quality Intermediate Municipal Bond Index had a total return of 3.78% for the calendar year 2006 and 4.74% for the Trust's fiscal year.

OUTLOOK AND STRATEGY

      We believe the Federal Reserve's firming should ease to monetary neutrality later in 2007, allowing US economic potential to be realized along a 3% real GDP growth path, with core inflation subsiding below 2.5%, accompanied by a yield curve transition from "flat" to modestly steep. Potential low probability, high risk geopolitical events remain as market threats.

      In managing Hawaiian Tax-Free Trust's portfolio, we keep in mind the Trust's goal of seeking to maintain a relatively high level of double tax-free income together with reasonable principal preservation. Accordingly, we continually seek to manage the Trust conservatively both in terms of credit quality and interest rate risk by investing primarily in highly rated municipal bonds with intermediate maturities. In the year going forward, we will look for opportunities to optimize the portfolio's positioning along the yield curve.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2007 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index (the "Lehman Index") and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

            [Graphic of a line chart with the following information:]

Trust's Class A Shares

                                                                                                    Lehman Brothers
                 Cost of           Trust Class A Shares          Trust Class A Shares            Quality Intermediate
              Living Index            no sales charge              with sales charge             Municipal Bond Index
3/97             10,000                   10,000                         9,600                          10,000
3/98             10,138                   10,940                        10,501                          10,845
3/99             10,313                   11,500                        11,039                          11,475
3/00             10,700                   11,391                        10,933                          11,589
3/01             11,013                   12,503                        12,000                          12,708
3/02             11,175                   12,909                        12,390                          13,189
3/03             11,513                   13,932                        13,373                          14,441
3/04             11,713                   14,804                        14,210                          15,138
3/05             12,081                   14,888                        14,290                          15,260
3/06             12,488                   15,279                        14,666                          15,646
3/07             12,838                   15,877                        15,240                          16,388

                                          AVERAGE ANNUAL TOTAL RETURN
                                        FOR PERIODS ENDED MARCH 31, 2007
                                  -----------------------------------------------
                                                                          SINCE
                                  1 YEAR       5 YEARS     10 YEARS     INCEPTION
                                  ------       -------     --------     ---------
Class A (2/20/85)
    With Sales Charge..........    0.13%        3.36%        4.30%        6.33%
    Without Sales Charge.......    4.28%        4.21%        4.73%        6.53%
Class C (4/01/96)
    With CDSC..................    2.51%        3.38%        3.90%        3.86%
    Without CDSC...............    3.55%        3.38%        3.90%        3.86%
Class Y (4/01/96)
    No Sales Charge............    4.49%        4.42%        5.01%        5.11%
Lehman Index...................    4.74%        4.44%        5.06%        5.93%* (Class A)
                                                                          5.01%  (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Dividend income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Hawaiian Tax-Free Trust:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaiian Tax-Free Trust as of March 31, 2007 and the related statement of operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended March 31, 2005 have been audited by other auditors, whose report dated May 23, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 18, 2007

--------------------------------------------------------------------------------

                             HAWAIIAN TAX-FREE TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007

                                                                                             RATING
   PRINCIPAL                                                                                MOODY'S/
    AMOUNT       MUNICIPAL BONDS (99.1%)                                                       S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 HAWAII (93.5%)
                 -------------------------------------------------------------------
                 HAWAII GENERAL OBLIGATION BONDS (55.0%)
                 -------------------------------------------------------------------
                 City and County of Honolulu, Hawaii, Series A,
                     FGIC Insured
$   9,970,000    7.350%, 07/01/07 ..................................................         Aaa/AAA        $  10,056,938
    3,600,000    7.350%, 07/01/08 ..................................................         Aaa/AAA            3,761,316
    1,715,000    6.000%, 01/01/11 ..................................................         Aaa/AAA            1,854,652
        5,000    5.750%, 04/01/11 ..................................................         Aaa/AAA                5,375
    1,580,000    6.000%, 01/01/12 ..................................................         Aaa/AAA            1,738,774
    3,025,000    5.750%, 04/01/13 ..................................................         Aaa/AAA            3,353,818
                 City and County of Honolulu, Hawaii, Series A,
                     FSA Insured
    2,500,000    5.000%, 09/01/09 ..................................................         Aaa/AAA            2,577,050
                 City and County of Honolulu, Hawaii, Series A,
                     FSA Insured, Prerefunded 09/01/11 @100,
                     Collateral: U.S. Treasury Obligations & Resolution
                     Funding Corp.
    3,500,000    5.375%, 09/01/18 ..................................................         Aaa/AAA            3,743,670
    2,000,000    5.125%, 09/01/20 ..................................................         Aaa/AAA            2,119,060
                 City and County of Honolulu, Hawaii, Series A,
                     MBIA Insured
    9,335,000    5.000%, 07/01/21 ..................................................         Aaa/AAA            9,964,086
    5,000,000    5.000%, 07/01/22 ..................................................         Aaa/AAA            5,326,100
                 City and County of Honolulu, Hawaii, Series A,
                     MBIA Insured, Prerefunded 03/01/13 @100,
                     Collateral: U.S. Government Securities
    1,885,000    5.250%, 03/01/15 ..................................................         Aaa/AAA            2,040,795
    3,005,000    5.250%, 03/01/17 ..................................................         Aaa/AAA            3,253,363
    1,255,000    5.250%, 03/01/18 ..................................................         Aaa/AAA            1,358,726
                 City and County of Honolulu, Hawaii, 1993 Series
                     A, FGIC - TCRS Insured, Escrowed to Maturity,
                     Collateral: U.S. Government Securities
    4,110,000    6.000%, 01/01/11 ..................................................        #Aaa/AAA            4,447,678
      920,000    6.000%, 01/01/12 ..................................................        #Aaa/AAA            1,013,297

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 City and County of Honolulu, Hawaii 1994 Series
                     A, FGIC Insured, Escrowed to Maturity, Collateral:
                     U.S. Government Securities
$   3,995,000    5.750%, 04/01/11 ..................................................         Aaa/NR         $   4,307,089
      775,000    5.750%, 04/01/13 ..................................................         Aaa/AAA              860,560
                 City and County of Honolulu, Hawaii Refunded -
                     1995 Series A, Escrowed to Maturity, MBIA
                     Insured, Collateral: U.S. Government Securities
    1,355,000    6.000%, 11/01/09 ..................................................        #Aaa/AAA            1,434,254
      860,000    6.000%, 11/01/09 ..................................................         Aaa/AAA              910,301
    1,090,000    6.000%, 11/01/10 ..................................................         Aaa/AAA            1,176,230
      410,000    6.000%, 11/01/10 ..................................................        #Aaa/AAA              442,435
                 City and County of Honolulu, Hawaii, 2003- Series
                     A, MBIA Insured, Unrefunded Portion
    1,115,000    5.250%, 03/01/15 ..................................................         Aaa/AAA            1,210,243
    1,775,000    5.250%, 03/01/17 ..................................................         Aaa/AAA            1,915,846
      745,000    5.250%, 03/01/18 ..................................................         Aaa/AAA              802,067
                 City and County of Honolulu, Hawaii, Series B,
                     FGIC Insured, Unrefunded Portion
    7,310,000    5.500%, 10/01/11 ..................................................         Aaa/AAA            7,865,560
                 City and County of Honolulu, Hawaii, Series B,
                     FGIC Insured, Prerefunded 11/01/07 @101,
                     Collateral: U.S. Treasury Obligations & Agencies
      930,000    5.000%, 11/01/13 ..................................................         Aaa/AAA              946,694
    1,060,000    5.000%, 11/01/14 ..................................................         Aaa/AAA            1,079,027
      530,000    5.000%, 11/01/16 ..................................................         Aaa/AAA              539,514
    1,400,000    5.000%, 11/01/17 ..................................................         Aaa/AAA            1,425,130
                 City and County of Honolulu, Hawaii, Series B,
                     FGIC Insured, Prerefunded 07/01/09 @101,
                     Collateral: U.S. Treasury & Agency Obligations
    2,595,000    5.125%, 07/01/15 ..................................................         Aaa/AAA            2,703,315
                 City and County of Honolulu, Hawaii, Series B,
                     FGIC Insured, Prerefunded to 07/01/09 @101,
                     Collateral: U.S. Government Securities
    4,490,000    5.000%, 07/01/19 ..................................................         Aaa/AAA            4,665,424
    1,395,000    5.000%, 07/01/20 ..................................................         Aaa/AAA            1,449,503

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 City and County of Honolulu, Hawaii, Series B,
                     MBIA Insured
$   5,000,000    5.000%, 07/01/12 ..................................................         Aaa/AAA        $   5,314,200
                 City and County of Honolulu, Hawaii, Series C,
                     FGIC Insured
    7,750,000    5.125%, 07/01/14 ..................................................         Aaa/AAA            8,056,435
    2,510,000    5.000%, 07/01/18 ..................................................         Aaa/AAA            2,599,256
                 City and County of Honolulu, Hawaii, Series C,
                     MBIA Insured
    6,740,000    5.000%, 07/01/18 ..................................................         Aaa/AAA            7,243,141
                 City and County of Honolulu, Hawaii, Series D,
                     MBIA Insured
    3,750,000    5.000%, 07/01/19 ..................................................         Aaa/AAA            4,019,025
    6,080,000    5.000%, 07/01/21 ..................................................         Aaa/AAA            6,489,731
                 City and County of Honolulu, Hawaii, Series F,
                     FGIC Insured
    1,000,000    5.250%, 07/01/19 ..................................................         Aaa/AAA            1,092,100
    5,335,000    5.250%, 07/01/20 ..................................................         Aaa/AAA            5,810,669
                 City and County of Honolulu, Hawaii , Water Utility
                     Refunding and Improvement, Escrowed to Maturity,
                     FGIC Insured, Collateral: U.S. Government Securities
    1,125,000    6.000%, 12/01/12 ..................................................         Aaa/AAA            1,258,988
    1,050,000    6.000%, 12/01/15 ..................................................         Aaa/AAA            1,221,549
                 County of Hawaii, Series A, CIFG Insured
    2,850,000    5.000%, 07/15/20 ..................................................         Aaa/AAA            3,068,965
                 County of Hawaii, Series A, FGIC Insured
    1,700,000    5.450%, 05/01/07 ..................................................         Aaa/AAA            1,702,272
    3,170,000    5.500%, 05/01/08 ..................................................         Aaa/AAA            3,231,181
    2,500,000    5.550%, 05/01/09 ..................................................         Aaa/AAA            2,593,500
    4,905,000    5.600%, 05/01/11 ..................................................         Aaa/AAA            5,263,997
    1,000,000    5.600%, 05/01/12 ..................................................         Aaa/AAA            1,088,600
    1,000,000    5.600%, 05/01/13 ..................................................         Aaa/AAA            1,101,920
    1,465,000    5.500%, 07/15/16 ..................................................         Aaa/AAA            1,572,619

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 County of Hawaii, Series A, FSA Insured
$   1,000,000    5.400%, 05/15/15 ..................................................         Aaa/AAA        $   1,045,560
    1,000,000    5.000%, 07/15/16 ..................................................         Aaa/AAA            1,064,130
    2,000,000    5.000%, 07/15/17 ..................................................         Aaa/AAA            2,123,680
    1,470,000    5.625%, 05/15/18 ..................................................         Aaa/AAA            1,543,632
    1,000,000    5.000%, 07/15/18 ..................................................         Aaa/AAA            1,058,980
                 County of Hawaii, Series B
    1,000,000    5.000%, 07/15/09 ..................................................          A1/A+             1,029,230
                 County of Hawaii, Series C, AMBAC Insured
    1,755,000    5.000%, 07/15/20 ..................................................         Aaa/AAA            1,932,448
    1,840,000    5.000%, 07/15/21 ..................................................         Aaa/AAA            2,034,359
                 County of Kauai, Hawaii, MBIA Insured, Prerefunded
                     08/01/11 @100, Collateral: State & Local
                     Government Series 100%
      140,000    5.625%, 08/01/13 ..................................................         Aaa/AAA              151,078
      560,000    5.625%, 08/01/14 ..................................................         Aaa/AAA              604,313
      355,000    5.625%, 08/01/17 ..................................................         Aaa/AAA              383,091
      345,000    5.625%, 08/01/18 ..................................................         Aaa/AAA              372,300
      805,000    5.500%, 08/01/20 ..................................................         Aaa/AAA              864,707
                 County of Kauai, Hawaii, MBIA Insured,
                     Unrefunded Portion
      985,000    5.625%, 08/01/13 ..................................................         Aaa/AAA            1,060,904
    1,060,000    5.625%, 08/01/14 ..................................................         Aaa/AAA            1,141,238
      680,000    5.625%, 08/01/17 ..................................................         Aaa/AAA              730,429
      655,000    5.625%, 08/01/18 ..................................................         Aaa/AAA              703,306
    1,555,000    5.500%, 08/01/20 ..................................................         Aaa/AAA            1,660,709
                 County of Kauai, Hawaii, Series A, FGIC Insured
    1,000,000    5.000%, 08/01/23 ..................................................         Aaa/AAA            1,063,610
    1,500,000    5.000%, 08/01/25 ..................................................         Aaa/AAA            1,591,065
                 County of Kauai, Hawaii, Series A, FGIC Insured,
                     Prerefunded 08/01/10 @100, Collateral: State &
                     Local Government Series 100%
    1,000,000    6.125%, 08/01/13 ..................................................         Aaa/AAA            1,077,750
    1,010,000    6.250%, 08/01/14 ..................................................         Aaa/AAA            1,092,446
    1,000,000    6.250%, 08/01/15 ..................................................         Aaa/AAA            1,081,630
    1,000,000    6.250%, 08/01/16 ..................................................         Aaa/AAA            1,081,630
    1,275,000    6.250%, 08/01/17 ..................................................         Aaa/AAA            1,379,078

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 County of Kauai, Hawaii, 2005-Series A, FGIC Insured
$   1,560,000    5.000%, 08/01/16 ..................................................         Aaa/AAA        $   1,687,826
    2,010,000    5.000%, 08/01/17 ..................................................         Aaa/AAA            2,168,750
    2,060,000    5.000%, 08/01/18 ..................................................         Aaa/AAA            2,215,097
    1,075,000    5.000%, 08/01/19 ..................................................         Aaa/AAA            1,152,787
                 County of Kauai, Hawaii Refunding Bonds, Series
                     B & C, AMBAC Insured
    1,355,000    5.900%, 08/01/08 ..................................................         Aaa/AAA            1,394,187
      435,000    5.900%, 08/01/08 ..................................................         Aaa/AAA              447,580
    1,300,000    5.950%, 08/01/10 ..................................................         Aaa/AAA            1,392,742
                 County of Maui, Hawaii, MBIA Insured
    1,250,000    3.800%, 03/01/16 ..................................................         Aaa/AAA            1,236,925
    1,105,000    5.000%, 03/01/19 ..................................................         Aaa/AAA            1,181,565
                 County of Maui, Hawaii, Series A, FGIC Insured,
                     Prerefunded 09/01/07 @101, Collateral: U.S.
                     Government Securities
    1,130,000    5.250%, 09/01/13 ..................................................         Aaa/AAA            1,148,792
    1,265,000    5.250%, 09/01/15 ..................................................         Aaa/AAA            1,286,037
    1,335,000    5.250%, 09/01/16 ..................................................         Aaa/AAA            1,357,201
                 County of Maui, Hawaii, Series A, FGIC Insured,
                     Prerefunded 03/01/08 @101, Collateral: U.S.
                     Government Securities
    1,200,000    5.125%, 03/01/14 ..................................................         Aaa/AAA            1,228,116
    1,050,000    5.125%, 03/01/16 ..................................................         Aaa/AAA            1,074,602
    2,590,000    5.250%, 03/01/18 ..................................................         Aaa/AAA            2,653,533
                 County of Maui, Hawaii, 2001 - Series A, MBIA
                     Insured, Partially Prerefunded 03/01/11 @100,
                     Collateral: U.S. Government Securities
      465,000    5.500%, 03/01/18 ..................................................         Aaa/AAA              496,401
                 County of Maui, Hawaii Unrefunded Balance -
                     Series A, MBIA Insured
      535,000    5.500%, 03/01/18 ..................................................         Aaa/AAA              568,523

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 County of Maui, Hawaii, 2002 - Series A, MBIA
                     Insured, Prerefunded to 03/01/12 @ 100,
                     Collateral: U.S. Government Securities
$   1,105,000    5.250%, 03/01/15 ..................................................         Aaa/AAA        $   1,183,753
    1,205,000    5.250%, 03/01/16 ..................................................         Aaa/AAA            1,290,880
    1,000,000    5.250%, 03/01/18 ..................................................         Aaa/AAA            1,071,270
    1,750,000    5.250%, 03/01/19 ..................................................         Aaa/AAA            1,874,723
    1,000,000    5.000%, 03/01/20 ..................................................         Aaa/AAA            1,060,130
                 County of Maui, Hawaii, Series B, FGIC Insured
    1,065,000    5.250%, 03/01/11 ..................................................         Aaa/AAA            1,128,495
                 County of Maui, Hawaii, Series C, FGIC Insured
    1,020,000    5.250%, 03/01/16 ..................................................         Aaa/AAA            1,078,150
    1,250,000    5.250%, 03/01/20 ..................................................         Aaa/AAA            1,314,288
                 State of Hawaii, Series BZ, FGIC Insured
    3,700,000    6.000%, 10/01/11 ..................................................         Aaa/AAA            4,057,198
    3,500,000    6.000%, 10/01/12 ..................................................         Aaa/AAA            3,900,435
                 State of Hawaii, Series CA, FGIC Insured
    2,000,000    5.750%, 01/01/11 ..................................................         Aaa/AAA            2,145,520
                 State of Hawaii, Series CH
    1,000,000    4.750%, 11/01/11 ..................................................         Aa2/AA             1,043,370
                 State of Hawaii, Series CH, FGIC Insured
    5,000,000    6.000%, 11/01/07 ..................................................         Aaa/AAA            5,066,950
    3,390,000    6.000%, 11/01/08 ..................................................         Aaa/AAA            3,512,345
                 State of Hawaii, Series CL, FGIC Insured
    2,305,000    6.000%, 03/01/11 ..................................................         Aaa/AAA            2,504,037
                 State of Hawaii, Series CM, FGIC Insured
    3,000,000    6.500%, 12/01/15 ..................................................         Aaa/AAA            3,592,680
                 State of Hawaii, Series CP, FGIC Insured,
                     Prerefunded to 10/01/07 @101, Collateral: U.S.
                     Government Securities
    3,565,000    5.000%, 10/01/13 ..................................................         Aaa/AAA            3,624,999
    1,565,000    5.000%, 10/01/14 ..................................................         Aaa/AAA            1,591,339
    3,565,000    5.000%, 10/01/15 ..................................................         Aaa/AAA            3,624,999
    5,135,000    5.000%, 10/01/17 ..................................................         Aaa/AAA            5,221,422

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 State of Hawaii, Series CP, FGIC Insured, Unrefunded
$   1,435,000    5.000%, 10/01/13 ..................................................         Aaa/AAA        $   1,457,946
      630,000    5.000%, 10/01/14 ..................................................         Aaa/AAA              640,074
    1,435,000    5.000%, 10/01/15 ..................................................         Aaa/AAA            1,457,816
    2,060,000    5.000%, 10/01/17 ..................................................         Aaa/AAA            2,092,342
                 State of Hawaii, Series CR, MBIA Insured,
                     Prerefunded 04/01/08 @101, Collateral: U.S.
                     Government Securities
    1,000,000    5.250%, 04/01/13 ..................................................         Aaa/AAA            1,025,880
    5,000,000    5.000%, 04/01/16 ..................................................         Aaa/AAA            5,117,300
    9,600,000    5.000%, 04/01/17 ..................................................         Aaa/AAA            9,825,216
                 State of Hawaii, Series CS, MBIA Insured
    5,500,000    5.000%, 04/01/09 ..................................................         Aaa/AAA            5,640,305
                 State of Hawaii, Series CU, Prerefunded 10/01/10
                     @100, MBIA Insured, Collateral: State & Local
                     Government Series 100%
    3,000,000    5.600%, 10/01/19 ..................................................         Aaa/AAA            3,193,170
                 State of Hawaii, Series CV, FGIC Insured
   11,000,000    5.000%, 08/01/20 ..................................................         Aaa/AAA           11,454,520
    5,000,000    5.250%, 08/01/21 ..................................................         Aaa/AAA            5,280,250
    1,015,000    5.000%, 08/01/21 ..................................................         Aaa/AAA            1,055,712
                 State of Hawaii, Series CX, FSA Insured
    8,725,000    5.500%, 02/01/13 ..................................................         Aaa/AAA            9,432,685
    2,500,000    5.500%, 02/01/21 ..................................................         Aaa/AAA            2,691,325
                 State of Hawaii, Series CZ, FSA Insured
   14,000,000    5.250%, 07/01/18 ..................................................         Aaa/AAA           14,928,340
                 State of Hawaii, Series CZ, FSA Insured
                     Prerefunded to 07/01/12 @100, Collateral: U.S.
                     Government Securities
    3,000,000    5.250%, 07/01/17 ..................................................         Aaa/AAA            3,226,950
                 State of Hawaii, Series DE, MBIA Insured
   10,000,000    5.000%, 10/01/21 ..................................................         Aaa/AAA           10,621,900
                 Hawaii State, Series DF, AMBAC Insured
    3,500,000    5.000%, 07/01/18 ..................................................         Aaa/AAA            3,761,275
   10,000,000    5.000%, 07/01/22 ..................................................         Aaa/AAA           10,652,200
    3,500,000    5.000%, 07/01/23 ..................................................         Aaa/AAA            3,720,710
   10,000,000    5.000%, 07/01/24 ..................................................         Aaa/AAA           10,616,200

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 Hawaii State, Series DG, AMBAC Insured, Refunding
$   2,000,000    5.000%, 07/01/17 ..................................................         Aaa/AAA        $   2,156,600
                 Hawaii State, Series DI, FSA Insured
    5,000,000    5.000%, 03/01/20 ..................................................         Aaa/AAA            5,371,450
    2,750,000    5.000%, 03/01/21 ..................................................         Aaa/AAA            2,947,890
    5,000,000    5.000%, 03/01/22 ..................................................         Aaa/AAA            5,348,200
                                                                                                            -------------
                 Total Hawaii General Obligation Bonds                                                        387,241,244
                                                                                                            -------------

                 HAWAII REVENUE BONDS (38.5%)
                 -------------------------------------------------------------------

                 Board of Regents, University of Hawaii, University
                     System, Series A, FGIC Insured, Prerefunded to
                     07/15/12 @ 100, Collateral: State & Local
                     Government Series 100%
    2,000,000    5.500%, 07/15/19 ..................................................         Aaa/AAA            2,176,120
    2,000,000    5.500%, 07/15/21 ..................................................         Aaa/AAA            2,176,120
    2,000,000    5.500%, 07/15/22 ..................................................         Aaa/AAA            2,176,120
    3,000,000    5.500%, 07/15/29 ..................................................         Aaa/AAA            3,264,180
                 Board of Regents, University of Hawaii, University
                     System, Series B, FSA Insured
    1,110,000    5.250%, 10/01/12 ..................................................         Aaa/AAA            1,182,483
    1,000,000    5.250%, 10/01/13 ..................................................         Aaa/AAA            1,063,600
    1,140,000    5.250%, 10/01/14 ..................................................         Aaa/AAA            1,211,045
    1,395,000    5.250%, 10/01/15 ..................................................         Aaa/AAA            1,480,165
                 City and County of Honolulu, Hawaii Board of Water
                     Supply & System, FSA Insured, Prerefunded
                     07/01/2011 @100, U.S. Government Securities
    1,490,000    5.125%, 07/01/21 ..................................................         Aaa/AAA            1,576,763
                 City and County of Honolulu, Hawaii Board of Water
                     Supply & System, FSA Insured, Prerefunded to
                     07/01/11 @100, Collateral: U.S. Government
                     Securities
    5,450,000    5.250%, 07/01/23 ..................................................         Aaa/AAA            5,793,895
                 City and County of Honolulu, Hawaii Board of Water
                     Supply & System, Series A, FGIC Insured
    1,230,000    5.000%, 07/01/21 ..................................................         Aaa/AAA            1,304,218

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 City and County of Honolulu, Hawaii Board of Water
                     Supply & System, Series A, MBIA Insured
$  30,000,000    4.750%, 07/01/31 ..................................................         Aaa/AAA         $ 30,788,400
                 City and County of Honolulu, Hawaii  Wastewater
                     Systems, FGIC Insured
    1,395,000    5.000%, 07/01/12 ..................................................         Aaa/NR             1,447,047
                 City and County of Honolulu, Hawaii Wastewater
                     Systems, Series A, FGIC Insured
    2,825,000    5.000%, 07/01/22 ..................................................         Aaa/AAA            3,009,247
                 City and County of Honolulu, Hawaii Wastewater
                     Systems, Junior Series, FGIC Insured
    2,000,000    5.250%, 07/01/18 ..................................................         Aaa/AAA            2,080,900
    5,055,000    5.000%, 07/01/23 ..................................................         Aaa/AAA            5,217,114
                 City and County of Honolulu, Hawaii Wastewater
                     Systems, Senior Series, AMBAC Insured
    1,810,000    5.500%, 07/01/11 ..................................................         Aaa/NR             1,940,374
                 City & County of Honolulu, Hawaii Wastewater
                     Systems, Senior Series A, FGIC Insured
    2,000,000    5.000%, 07/01/24 ..................................................         Aaa/AAA            2,123,240
                 City & County of Honolulu, Hawaii Wastewater
                     Systems, First Bond Resolution, Series SR,
                     Prerefunded to 07/01/11 @100, Collateral: State
                     & Local Government Series 100%
    1,065,000    5.500%, 07/01/16 ..................................................         Aaa/NR             1,142,575
    3,000,000    5.500%, 07/01/17 ..................................................         Aaa/NR             3,218,520
    2,310,000    5.500%, 07/01/18 ..................................................         Aaa/NR             2,478,260
    2,000,000    5.250%, 07/01/19 ..................................................         Aaa/NR             2,126,200
                 City and County of Honolulu, Hawaii Wastewater
                     System First Bond Resolution, Senior Series A,
                     MBIA Insured
    4,560,000    4.500%, 07/01/32 ..................................................         Aaa/AAA            4,518,914
    1,000,000    5.000%, 07/01/36 ..................................................         Aaa/AAA            1,056,760
                 City and County of Honolulu, Hawaii Wastewater
                     System, Second Bond, Junior A-1 Remarket
                     09/15/06, MBIA Insured
    1,025,000    5.000%, 07/01/17 ..................................................         Aaa/AAA            1,113,386

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 City and County of Honolulu, Hawaii Wastewater
                     System Second Bond, Junior B-1 Remarket
                     09/15/06, MBIA Insured
$   1,340,000    5.000%, 07/01/18 ..................................................         Aaa/AAA        $   1,450,135
    1,935,000    5.000%, 07/01/19 ..................................................         Aaa/AAA            2,087,807
    2,035,000    5.000%, 07/01/20 ..................................................         Aaa/AAA            2,190,820
   19,715,000    5.000%, 07/01/32 ..................................................         Aaa/AAA           20,895,929
                 City and County of Honolulu, Hawaii Board of Water
                     Supply Water Systems, FSA Insured,
                     Unrefunded Balance
    1,510,000    5.125%, 07/01/21 ..................................................         Aaa/AAA            1,581,574
                 Department of Budget and Finance of the State of
                     Hawaii Special Purpose (The Queen's Health
                     System), Series B, MBIA Insured Prerefunded
                     to 07/01/08 @ 102, Collateral: U.S. Treasury
                     Strips 100%
    8,000,000    5.250%, 07/01/23 ..................................................         Aaa/AAA            8,314,480
                 Department of Hawaiian Home Lands (State of
                     Hawaii), Escrowed to Maturity, Collateral: US
                     Government Securities
    1,310,000    4.150%, 07/01/08 ..................................................          A3/NR             1,315,764
                 Department of Hawaiian Home Lands (State of
                     Hawaii), Prerefunded to 07/01/09 @ 101,
                     Collateral: US Government Securities
    1,525,000    4.350%, 07/01/10 ..................................................          A3/NR             1,549,812
    1,245,000    4.450%, 07/01/11 ..................................................          A3/NR             1,269,016
                 Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Chaminade University,
                     Honolulu), Radian Insured
    1,000,000    5.000%, 01/01/26 ..................................................         NR/AA(1)           1,047,520
                 Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Linked Certificates
                     (Kapiolani Health Care)
    5,000,000    6.400%, 07/01/13 ..................................................        Baa1/BBB+           5,463,300

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Mid Pacific Institute),
                     Radian Insured
$   2,000,000    4.625%, 01/01/31 ..................................................          NR/AA         $   2,003,440
    1,210,000    4.625%, 01/01/36 ..................................................          NR/AA             1,195,686
                 Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc.), Series A, AMBAC Insured
    4,965,000    5.500%, 12/01/14 ..................................................         Aaa/AAA            5,232,762
                 Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc.), Series A, MBIA Insured
    4,125,000    4.950%, 04/01/12 ..................................................         Aaa/AAA            4,363,837
                 Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Refunding (Hawaiian
                     Electric Company, Inc.) Series A-AMT, FGIC Insured
    5,000,000    4.800%, 01/01/25 ..................................................         Aaa/AAA            5,077,200
                 Hawaii State Department of Budget and Finance of
                     the State of Hawaii Special Purpose Revenue
                     (Hawaiian Electric Company, Inc. and Subsidiaries
                     Projects), Series A-AMT, MBIA Insured
    5,700,000    5.650%, 10/01/27 ..................................................         Aaa/AAA            6,155,658
                 Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Refunding (Hawaiian
                     Electric Company, Inc.) Series B-AMT, FGIC Insured
    8,000,000    4.600%, 05/01/26 ..................................................         Aaa/AAA            7,909,600
                 Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc., and Subsidiaries Projects), Series
                     B-AMT, XL Capital Insured
    1,000,000    5.000%, 12/01/22 ..................................................         Aaa/AAA            1,036,090
                 Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc.), Series D-AMT, AMBAC Insured
    2,500,000    6.150%, 01/01/20 ..................................................         Aaa/AAA            2,619,175

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage, Series
                     A-AMT, FNMA Insured
$   2,800,000    5.300%, 07/01/22 ..................................................         Aaa/AAA        $   2,891,476
    3,405,000    5.750%, 07/01/30 ..................................................         Aaa/AAA            3,490,193
      950,000    5.400%, 07/01/30 ..................................................         Aaa/AAA              975,374
                 Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage, Series
                     B, FNMA Insured
    9,350,000    5.450%, 07/01/17 ..................................................         Aaa/AAA            9,558,879
    6,800,000    5.300%, 07/01/28 ..................................................         Aaa/AAA            6,979,316
                 Housing Finance and Development Corporation
                     (State of Hawaii) University of Hawaii Faculty
                     Housing Project, AMBAC Insured
    2,125,000    5.650%, 10/01/16 ..................................................         Aaa/AAA            2,138,876
    4,000,000    5.700%, 10/01/25 ..................................................         Aaa/AAA            4,026,240
                 State of Hawaii Airport System, AMT, FGIC Insured
    4,000,000    5.750%, 07/01/17 ..................................................         Aaa/AAA            4,268,720
   11,000,000    5.625%, 07/01/18 ..................................................         Aaa/AAA           11,677,050
    6,000,000    5.250%, 07/01/21 ..................................................         Aaa/AAA            6,244,440
                 State of Hawaii Airport System, AMT, Second Series,
                     Escrowed to Maturity, MBIA Insured, Collateral:
                     U.S. Government Securities
    6,455,000    6.900%, 07/01/12 ..................................................         Aaa/AAA            7,055,057
                 State of Hawaii Airport System, Series B-AMT,
                     FGIC Insured
    3,000,000    8.000%, 07/01/10 ..................................................         Aaa/AAA            3,374,760
                 State of Hawaii Harbor Capital Improvement
                     Revenue, AMT, MBIA Insured
    3,850,000    5.750%, 07/01/17 ..................................................         Aaa/AAA            3,941,553
                 State of Hawaii Harbor Capital Improvement
                     Revenue, Series B-AMT, AMBAC Insured
    3,000,000    5.500%, 07/01/19 ..................................................         Aaa/AAA            3,199,020

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        HAWAII (CONTINUED)                                                            S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 State of Hawaii Harbor System Revenue, Series
                     A-AMT, FSA Insured
$   2,000,000    5.750%, 07/01/17 ..................................................         Aaa/AAA        $   2,129,780
    1,500,000    5.900%, 07/01/21 ..................................................         Aaa/AAA            1,603,650
    3,345,000    5.000%, 01/01/31 ..................................................         Aaa/AAA            3,464,550
                 State of Hawaii Harbor System Revenue, Series A-AMT
    2,415,000    4.750%, 01/01/11 ..................................................          A1/A+             2,481,461
                 State of Hawaii Harbor System Revenue, Series B-
                     AMT, FSA Insured
    2,000,000    5.000%, 01/01/11 ..................................................         Aaa/AAA            2,079,320
                 State of Hawaii Highway Revenue Prerefunded
                     07/01/11 @100, FSA Insured, Collateral: State &
                     Local Government Series 100%
    1,530,000    5.375%, 07/01/14 ..................................................         Aaa/AAA            1,633,994
    2,720,000    5.500%, 07/01/19 ..................................................         Aaa/AAA            2,874,931
    2,000,000    5.375%, 07/01/20 ..................................................         Aaa/AAA            2,135,940
    1,110,000    5.500%, 07/01/20 ..................................................         Aaa/AAA            1,173,226
                 State of Hawaii Highway Revenue, Series A,
                     FSA Insured
    1,000,000    5.000%, 07/01/20 ..................................................         Aaa/AAA            1,069,560
                 State of Hawaii Highway Revenue, Series B,
                     FSA Insured
    2,000,000    5.000%, 07/01/16 ..................................................         Aaa/AAA            2,162,460
                 University of Hawaii Revenue Refunding, Series A,
                     MBIA Insured
   10,000,000    4.500%, 07/15/32 ..................................................         Aaa/AAA            9,984,400
                                                                                                            -------------
                 Total Hawaii Revenue Bonds                                                                   271,039,477
                                                                                                            -------------
                 PUERTO RICO (5.6%)
                 -------------------------------------------------------------------

                 Puerto Rico Commonwealth Aqueduct and Sewer
                     Authority Revenue Bonds, MBIA Insured
    2,500,000    5.000%, 07/01/15 ..................................................         Aaa/AAA            2,526,700
                 Puerto Rico Commonwealth Government Facilities
                     Revenue Bonds, Series A, FSA Insured
    1,600,000    5.250%, 07/01/19 ..................................................         NR/AAA             1,803,584

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        PUERTO RICO (CONTINUED)                                                       S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 Puerto Rico Commonwealth Highway & Transportation
                     Authority Revenue, Series G, FGIC Insured
$   1,000,000    5.250%, 07/01/15 ..................................................         Aaa/AAA        $   1,085,620
                 Puerto Rico Commonwealth Highway & Transportation
                     Authority Highway Revenue, Series AA,
                     MBIA Insured
    1,000,000    5.500%, 07/01/18 ..................................................         Aaa/AAA            1,139,540
                 Puerto Rico Commonwealth Infrastructure Finance
                     Authority Special Capital Appreciation, Series A,
                     AMBAC Insured
    5,685,000    zero coupon, 07/01/29 .............................................         Aaa/AAA            2,159,334
                 Puerto Rico Commonwealth Infrastructure Finance
                     Authority Special Refunding, Series C,
                     AMBAC Insured
    2,150,000    5.500%, 07/01/23 ..................................................         Aaa/AAA            2,512,641
                 Puerto Rico Commonwealth Infrastructure Finance
                     Authority Special Capital Appreciation, Series C,
                     AMBAC Insured
    1,775,000    zero coupon, 07/01/28 .............................................         Aaa/AAA              705,651
                 Puerto Rico Commonwealth Infrastructure Financing
                     Authority Refunding Special Tax, Series C,
                     FGIC Insured
    5,000,000    5.500%, 07/01/22 ..................................................         Aaa/AAA            5,818,200
                 Puerto Rico Commonwealth Public Finance Corp.
                     Revenue Bonds, Series A, Prerefunded 08/01/11
                     @100, MBIA Insured, Collateral: 38% U.S.
                     Treasury; 62% U.S. Government Securities
    5,000,000    5.500%, 08/01/17 ..................................................         Aaa/AAA            5,377,100
                 Puerto Rico Commonwealth Public  Improvement
                     General Obligation Bonds, MBIA Insured
    1,800,000    5.250%, 07/01/13 ..................................................         Aaa/AAA            1,887,750
                 Puerto Rico Commonwealth Public Improvement
                     General Obligation Bonds, Series A, FGIC Insured
    2,000,000    5.500%, 07/01/16 ..................................................         Aaa/AAA            2,261,100

                                                                                             RATING
 PRINCIPAL                                                                                  MOODY'S/
   AMOUNT        PUERTO RICO (CONTINUED)                                                       S&P              VALUE
-------------    -------------------------------------------------------------------       ----------       -------------
                 Puerto Rico Commonwealth Public Improvement
                     General Obligation Bonds Refunding, Series A,
                     MBIA Insured
$   6,245,000    5.500%, 07/01/20 ..................................................         Aaa/AAA        $   7,200,298
                 Puerto Rico Commonwealth Public Improvement
                     General Obligation Bonds, Series CR, FSA Insured
    1,060,000    5.250%, 07/01/17 ..................................................         Aaa/AAA            1,184,561
                 Puerto Rico Electric Power Authority Power Revenue
                     Bonds Series QQ, XLCA Insured
    3,195,000    5.500%, 07/01/16 ..................................................         Aaa/AAA            3,601,500
                                                                                                            -------------
                 Total Puerto Rico                                                                             39,263,579
                                                                                                            -------------
                 Total Investments (Cost $675,039,730 - note 4) ....................          99.1%           697,544,300
                 Other assets less liabilities .....................................           0.9%             6,147,402
                                                                                            ------          -------------
                 NET ASSETS ........................................................         100.0%         $ 703,691,702
                                                                                            ======          =============

                                                                                           Percent of
                 Portfolio Distribution by Quality Rating (unaudited)                       Portfolio
                 ----------------------------------------------------                       ---------
                 Aaa or #Aaa of Moody's or AAA of S&P ..............................          97.4%
                 Aa of Moody's or AA of S&P ........................................           0.7
                 A of Moody's or S&P ...............................................           1.1
                 Baa of Moody's or BBB of S&P ......................................           0.8
                                                                                            ------
                                                                                             100.0%
                                                                                            ======

                 1   Rated AA by Fitch.

                 PORTFOLIO ABBREVIATIONS:
                 ------------------------
                 AMBAC          American Municipal Bond Assurance Corporation
                 AMT            Alternative Minimum Tax
                 CIFG           CDC IXIS Financial Guaranty
                 FGIC           Financial Guaranty Insurance Co.
                 FNMA           Federal National Mortgage Association
                 FSA            Financial Securities Assurance
                 MBIA           Municipal Bond Investors Assurance
                 NR             Not Rated
                 TCRS           Transferable Custodial Receipts
                 XLCA           XL Capital Assurance

                See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                           YEAR ENDED MARCH 31, 2007

ASSETS
   Investments at value (cost $675,039,730) ...........................................    $ 697,544,300
   Interest receivable ................................................................        9,936,681
   Receivable for Trust shares sold ...................................................          292,702
   Other assets .......................................................................           24,909
                                                                                           -------------
   Total assets .......................................................................      707,798,592
                                                                                           -------------
LIABILITIES
   Cash overdraft .....................................................................        2,891,465
   Dividends payable ..................................................................          425,460
   Payable for Trust shares redeemed ..................................................          277,911
   Adviser and Administrator fees payable .............................................          240,417
   Distribution and service fees payable ..............................................          140,629
   Accrued expenses ...................................................................          131,008
                                                                                           -------------
   Total liabilities ..................................................................        4,106,890
                                                                                           -------------
NET ASSETS ............................................................................    $ 703,691,702
                                                                                           =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     620,894
   Additional paid-in capital .........................................................      680,749,364
   Net unrealized appreciation on investments (note 4) ................................       22,504,570
   Accumulated net realized loss on investments .......................................       (2,273,607)
   Undistributed net investment income ................................................        2,090,481
                                                                                           -------------
                                                                                           $ 703,691,702
                                                                                           =============
CLASS A
   Net Assets .........................................................................    $ 645,306,564
                                                                                           =============
   Capital shares outstanding .........................................................       56,938,652
                                                                                           =============
   Net asset value and redemption price per share .....................................    $       11.33
                                                                                           =============
   Offering price per share (100/96 of $11.33 adjusted to nearest cent) ...............    $       11.80
                                                                                           =============
CLASS C
   Net Assets .........................................................................    $  35,618,042
                                                                                           =============
   Capital shares outstanding .........................................................        3,145,003
                                                                                           =============
   Net asset value and offering price per share .......................................    $       11.33
                                                                                           =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $       11.33*
                                                                                           =============
CLASS Y
   Net Assets .........................................................................    $  22,767,096
                                                                                           =============
   Capital shares outstanding .........................................................        2,005,747
                                                                                           =============
   Net asset value, offering and redemption price per share ...........................    $       11.35
                                                                                           =============

                See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF OPERATIONS
                           YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME:

     Interest income ......................................                     $ 33,688,407
Expenses:

     Investment Adviser fees (note 3) .....................    $    996,125
     Administrator fees (note 3) ..........................       1,849,958
     Distribution and service fees (note 3) ...............       1,673,343
     Transfer and shareholder servicing agent fees ........         488,201
     Trustees' fees and expenses (note 8) .................         135,248
     Shareholders' reports and proxy statements ...........         110,921
     Legal fees (note 3) ..................................         105,838
     Insurance ............................................          69,264
     Custodian fees .......................................          68,879
     Registration fees and dues ...........................          24,851
     Auditing and tax fees ................................          22,304
     Chief compliance officer (note 3) ....................           4,544
     Miscellaneous ........................................          32,445
                                                               ------------
                                                                  5,581,921
     Expenses paid indirectly (note 6) ....................         (22,591)
                                                               ------------
     Net expenses .........................................                        5,559,330
                                                                                ------------
     Net investment income ................................                       28,129,077

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions       (1,967,967)
     Change in unrealized appreciation on investments .....       3,729,213
                                                               ------------
     Net realized and unrealized gain (loss) on investments                        1,761,246
                                                                                ------------
     Net change in net assets resulting from operations ...                     $ 29,890,323
                                                                                ============

                See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                             YEAR ENDED        YEAR ENDED
                                                           MARCH 31, 2007    MARCH 31, 2006
                                                           --------------    --------------
OPERATIONS:
   Net investment income ...............................    $  28,129,077     $  27,521,571
   Net realized gain (loss) from securities transactions       (1,967,967)          569,433
   Change in unrealized appreciation on investments ....        3,729,213       (12,134,913)
                                                            -------------     -------------
   Net change in net assets resulting from operations ..       29,890,323        15,956,091
                                                            -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income ...............................      (26,167,646)      (25,641,795)
   Net realized gain on investments ....................         (810,146)         (424,504)

   Class C Shares:
   Net investment income ...............................       (1,150,716)       (1,087,576)
   Net realized gain on investments ....................          (44,247)          (22,878)

   Class Y Shares:
   Net investment income ...............................         (810,971)         (791,736)
   Net realized gain on investments ....................          (20,665)          (11,663)
                                                            -------------     -------------
   Change in net assets from distributions .............      (29,004,391)      (27,980,152)
                                                            -------------     -------------
CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold ...........................       57,436,680        55,348,246
   Reinvested dividends and distributions ..............       16,061,923        15,434,343
   Cost of shares redeemed .............................      (91,696,642)      (77,015,557)
                                                            -------------     -------------
   Change in net assets from capital share transactions       (18,198,039)       (6,232,968)
                                                            -------------     -------------

      Change in net assets .............................      (17,312,107)      (18,257,029)

NET ASSETS:
   Beginning of period .................................      721,003,809       739,260,838
                                                            -------------     -------------
   End of period* ......................................    $ 703,691,702     $ 721,003,809
                                                            =============     =============
   * Includes undistributed net investment income of: ..    $   2,090,481     $   2,090,783
                                                            =============     =============

                See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2007

1. ORGANIZATION

      Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On March 31, 2007 a reclassification was made to decrease undistributed net investment income by $46 and decrease accumulated net realized loss on investments by $46.

g) NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than September 30, 2007 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact.on the Trust's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

      Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

      The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 2007.

      Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the year ended March 31, 2007, service fees on Class A Shares amounted to $1,312,143 of which the Distributor retained $78,721.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 2007, amounted to $270,900. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 2007, amounted to $90,300. The total of these payments made with respect to Class C Shares amounted to $361,200 of which the Distributor retained $76,345.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the year ended March 31, 2007, total commissions on sales of Class A Shares amounted to $955,378, of which the Distributor received $91,245.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended March 31, 2007, the Trust incurred $104,065 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended March 31, 2007, purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $271,800,333  and  $284,380,942,
respectively.

      At March 31, 2007, the aggregate tax cost for all securites was $675,039,730. At March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $22,825,703 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $321,133 for a net unrealized appreciation of $22,504,570.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Trust were as follows:

                                           Year Ended                        Year Ended
                                         March 31, 2007                    March 31, 2006
                                 -----------------------------     -----------------------------
                                    Shares           Amount           Shares           Amount
                                 ------------     ------------     ------------     ------------
CLASS A SHARES:
    Proceeds from shares sold       3,550,598     $ 40,253,734        3,926,945     $ 45,218,301
    Reinvested distributions        1,327,230       15,051,392        1,260,039       14,507,021
    Cost of shares redeemed .      (6,763,226)     (76,719,811)      (5,540,604)     (63,720,316)
                                 ------------     ------------     ------------     ------------
    Net change ..............      (1,885,398)     (21,414,685)        (353,620)      (3,994,994)
                                 ------------     ------------     ------------     ------------
CLASS C SHARES:
    Proceeds from shares sold         727,309        8,237,011          668,607        7,668,853
    Reinvested distributions           58,995          668,510           52,402          603,838
    Cost of shares redeemed .        (881,719)      (9,991,799)        (750,126)      (8,622,247)
                                 ------------     ------------     ------------     ------------
        Net change ..........         (95,415)      (1,086,278)         (29,117)        (349,556)
                                 ------------     ------------     ------------     ------------
CLASS Y SHARES:
    Proceeds from shares sold         784,085        8,945,935          213,435        2,461,092
    Reinvested distributions           30,094          342,021           28,085          323,484
    Cost of shares redeemed .        (437,949)      (4,985,032)        (407,103)      (4,672,994)
                                 ------------     ------------     ------------     ------------
        Net change ..........         376,230        4,302,924         (165,583)      (1,888,418)
                                 ------------     ------------     ------------     ------------
Total transactions in Trust
    shares ..................      (1,604,583)    $(18,198,039)        (548,320)    $ (6,232,968)
                                 ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At March 31, 2007 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended March 31, 2007 was $116,400, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the year ended March 31, 2007, such meeting-related expenses amounted to $18,848.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. At March 31, 2007 the Trust had a capital loss carryover of $2,273,607 which expires in 2015. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      The tax character of distributions:

                                                 Year Ended March 31,
                                             -----------------------------
                                                 2007              2006
                                             -----------       -----------
      Net tax-exempt income                  $27,766,907       $27,503,747
      Ordinary income                            362,426            17,360
      Long term capital gain                     875,058           459,045
                                             -----------       -----------
                                             $29,004,391       $27,980,152
                                             ===========       ===========

      As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                          $ (2,273,607)
      Unrealized appreciation                                  22,504,570
      Undistributed tax-exempt income                           2,090,481
                                                             ------------
                                                             $ 22,321,444
                                                             ============

                            HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              Class A
                                                  ----------------------------------------------------------------
                                                                       Year Ended March 31,
                                                  ----------------------------------------------------------------
                                                    2007          2006          2005          2004          2003
                                                  --------      --------      --------      --------      --------
Net asset value, beginning of period .........    $  11.32      $  11.51      $  11.83      $  11.73      $  11.26
                                                  --------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income + ....................        0.46          0.43          0.45          0.46          0.48
  Net gain (loss) on securities (both realized
    and unrealized) ..........................        0.02         (0.18)        (0.30)         0.10          0.47
                                                  --------      --------      --------      --------      --------
  Total from investment operations ...........        0.48          0.25          0.15          0.56          0.95
                                                  --------      --------      --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income .......       (0.46)        (0.43)        (0.45)        (0.46)        (0.48)
  Distributions from capital gains ...........       (0.01)        (0.01)        (0.02)           --            --
                                                  --------      --------      --------      --------      --------
  Total distributions ........................       (0.47)        (0.44)        (0.47)        (0.46)        (0.48)
                                                  --------      --------      --------      --------      --------
Net asset value, end of period ...............    $  11.33      $  11.32      $  11.51      $  11.83      $  11.73
                                                  ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ...        4.28%         2.19%         1.33%         4.83%         8.57%

Ratios/supplemental data
  Net assets, end of period (in millions) ....    $    645      $    666      $    681      $    694      $    675

  Ratio of expenses to average net assets ....        0.75%         0.74%         0.74%         0.73%         0.71%

  Ratio of net investment income to average
    net assets ...............................        3.99%         3.76%         3.90%         3.89%         4.15%

  Portfolio turnover rate ....................          38%           22%           10%            8%            5%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....        0.75%         0.74%         0.74%         0.72%         0.70%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class C
                                                         ----------------------------------------------------------------
                                                                               Year Ended March 31,
                                                         ----------------------------------------------------------------
                                                           2007          2006          2005          2004          2003
                                                         --------      --------      --------      --------      --------
Net asset value, beginning of period ................    $  11.31      $  11.50      $  11.82      $  11.73      $  11.26
                                                         --------      --------      --------      --------      --------
Income (loss) from investment operations:
     Net investment income + ........................        0.36          0.34          0.36          0.36          0.38
     Net gain (loss) on securities (both
         realized and unrealized) ...................        0.03         (0.18)        (0.30)         0.09          0.48
                                                         --------      --------      --------      --------      --------
     Total from investment operations ...............        0.39          0.16          0.06          0.45          0.86
                                                         --------      --------      --------      --------      --------
Less distributions (note 10):
     Dividends from net investment income ...........       (0.36)        (0.34)        (0.36)        (0.36)        (0.39)
     Distributions from capital gains ...............       (0.01)        (0.01)        (0.02)           --            --
                                                         --------      --------      --------      --------      --------
     Total distributions ............................       (0.37)        (0.35)        (0.38)        (0.36)        (0.39)
                                                         --------      --------      --------      --------      --------
Net asset value, end of period ......................    $  11.33      $  11.31      $  11.50      $  11.82      $  11.73
                                                         ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ..........        3.55%         1.37%         0.53%         3.91%         7.70%

Ratios/supplemental data
     Net assets, end of period (in millions) ........    $   35.6      $   36.7      $   37.6      $   38.2      $   33.8
     Ratio of expenses to average net assets ........        1.55%         1.54%         1.54%         1.54%         1.51%
     Ratio of net investment income to
         average net assets .........................        3.19%         2.96%         3.10%         3.08%         3.33%
     Portfolio turnover rate ........................          38%           22%           10%            8%            5%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

     Ratio of expenses to average net assets ........        1.55%         1.54%         1.54%         1.52%         1.50%

                                                                                     Class Y
                                                         ----------------------------------------------------------------
                                                                               Year Ended March 31,
                                                         ----------------------------------------------------------------
                                                           2007          2006          2005          2004          2003
                                                         --------      --------      --------      --------      --------
Net asset value, beginning of period ................    $  11.34      $  11.52      $  11.84      $  11.75      $  11.28
                                                         --------      --------      --------      --------      --------
Income (loss) from investment operations:
     Net investment income + ........................        0.48          0.46          0.48          0.48          0.50
     Net gain (loss) on securities (both
         realized and unrealized) ...................        0.02         (0.18)        (0.30)         0.09          0.47
                                                         --------      --------      --------      --------      --------
     Total from investment operations ...............        0.50          0.28          0.18          0.57          0.97
                                                         --------      --------      --------      --------      --------
Less distributions (note 10):
     Dividends from net investment income ...........       (0.48)        (0.45)        (0.48)        (0.48)        (0.50)
     Distributions from capital gains ...............       (0.01)        (0.01)        (0.02)           --            --
                                                         --------      --------      --------      --------      --------
     Total distributions ............................       (0.49)        (0.46)        (0.50)        (0.48)        (0.50)
                                                         --------      --------      --------      --------      --------
Net asset value, end of period ......................    $  11.35      $  11.34      $  11.52      $  11.84      $  11.75
                                                         ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ..........        4.49%         2.48%         1.54%         4.97%         8.77%

Ratios/supplemental data
     Net assets, end of period (in millions) ........    $   22.8      $   18.5      $   20.7      $   23.5      $   25.2
     Ratio of expenses to average net assets ........        0.55%         0.54%         0.54%         0.53%         0.51%
     Ratio of net investment income to
         average net assets .........................        4.19%         3.96%         4.09%         4.09%         4.33%
     Portfolio turnover rate ........................          38%           22%           10%            8%            5%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

     Ratio of expenses to average net assets ........        0.55%         0.54%         0.54%         0.52%         0.50%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES AND OFFICERS(1)(2)

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND               PRINCIPAL                                   COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF               OCCUPATION(S)                               OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)              DURING PAST 5 YEARS                         BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------              -------------------                         ----------      ---------------------
INTERESTED TRUSTEE(6)
---------------------

Diana P. Herrmann       Trustee since 2004,     Vice Chair and Chief Executive Officer          12          ICI Mutual Insurance
New York, NY            President since 1998    of Aquila Management Corporation,                           Company
(02/25/58)              and Vice Chair since    Founder of the Aquila Group of
                        2003                    Funds(SM)(7) and parent of Aquila
                                                Investment Management LLC,
                                                Administrator, since 2004, President and
                                                Chief Operating Officer since 1997, a
                                                Director since 1984, Secretary since
                                                1986 and previously its Executive Vice
                                                President, Senior Vice President or Vice
                                                President, 1986-1997; Chief Executive
                                                Officer and Vice Chair since 2004 and
                                                President, Chief Operating Officer and
                                                Manager of the Administrator since 2003;
                                                Chair, Vice Chair, President, Executive
                                                Vice President or Senior Vice President
                                                of funds in the Aquila Group of Funds(SM)
                                                since 1986; Director of the Distributor
                                                since 1997; trustee, Reserve
                                                Money-Market Funds, 1999-2000 and
                                                Reserve Private Equity Series,
                                                1998-2000; Governor, Investment Company
                                                Institute and head of its Small Funds
                                                Committee since 2004; active in
                                                charitable and volunteer organizations.


NON-INTERESTED TRUSTEES
-----------------------

Theodore T. Mason       Chair of the Board      Executive Director, East Wind Power              8          Trustee, Premier VIT.
New York, NY            of Trustees since       Partners LTD since 1994 and Louisiana
(11/24/35)              2004 and Trustee        Power Partners, 1999-2003; Treasurer,
                        since 1984              Alumni Association of SUNY Maritime
                                                College since 2004 (President,
                                                2002-2003, First Vice President,
                                                2000-2001, Second Vice President,
                                                1998-2000) and director of the same
                                                organization since 1997; Director, STCM
                                                Management Company, Inc., 1973-2004;
                                                twice national officer of Naval Reserve
                                                Association, commanding officer of four
                                                naval reserve units and Captain, USNR
                                                (Ret); director, The Navy League of the
                                                United States New York Council since
                                                2002; trustee, The Maritime Industry
                                                Museum at Fort Schuyler, 2000-2004; and
                                                the Maritime College at Fort Schuyler
                                                Foundation, Inc. since 2000.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND               PRINCIPAL                                   COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF               OCCUPATION(S)                               OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)              DURING PAST 5 YEARS                         BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------              -------------------                         ----------      ---------------------
Thomas W. Courtney      Trustee                 President, Courtney Associates, Inc., a          5          Chairman of the Board
Sewickley, PA           since 1984              venture capital firm, since 1988.                           of Oppenheimer Quest
(08/17/33)                                                                                                  Value Funds Group,
                                                                                                            Oppenheimer Small Cap
                                                                                                            Value Fund, Oppenheimer
                                                                                                            Midcap Fund, and
                                                                                                            Oppenheimer Rochester
                                                                                                            Group of Funds;
                                                                                                            Chairman of the Board
                                                                                                            of Premier VIT.

Stanley W. Hong         Trustee since 1992      President, Waste Management of Hawaii,           4          Trustee, Pacific
Honolulu, HI                                    Inc. and Corporate Vice President -                         Capital Funds, which
(04/05/36)                                      Hawaii Area for Waste Management, Inc.,                     includes 11 bond and
                                                2001-2005; Trustee, The King William                        stock funds; First
                                                Charles Lunalilo Trust Estate since                         Insurance Co. of
                                                2001; President and Chief Executive                         Hawaii, Ltd., Lanihau
                                                Officer, The Chamber of Commerce of                         Properties, Ltd., The
                                                Hawaii, 1996-2001; Director PBS - Hawaii                    Westye Group - West
                                                Foundation since 1998; Regent, Chaminade                    (Hawaii), Inc.
                                                University of Honolulu since 1991;
                                                Trustee, Heald College since 1998;
                                                Trustee, the Nature Conservancy of
                                                Hawaii since 1998; Trustee, Child and
                                                Family Service since 2005; Director, The
                                                East West Center Foundation since 2006;
                                                and a director of other corporate and
                                                community organizations.

Russell K. Okata        Trustee since 1992      Executive Director, Hawaii Government            4          Trustee, Pacific
Honolulu, HI                                    Employees Association AFSCME Local 152,                     Capital Funds, which
(03/22/44)                                      AFL-CIO since 1981; International Vice                      includes 11 bond and
                                                President, American Federation of State,                    stock funds; Chairman,
                                                County and Municipal Employees, AFL-CIO                     Royal State Group
                                                since 1981; director of various civic                       (insurance).
                                                and charitable organizations.

Douglas Philpotts       Trustee since 1992      Retired; formerly director, Chairman of          4          Trustee, Pacific
Honolulu, HI                                    the Board and President of Hawaiian                         Capital Funds, which
(11/21/31)                                      Trust Company, Limited, a predecessor of                    includes 11 bond and
                                                The Asset Management Group of Bank of                       stock funds.
                                                Hawaii; present or former director of
                                                various Hawaii-based civic and
                                                charitable organizations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND               PRINCIPAL                                   COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF               OCCUPATION(S)                               OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)              DURING PAST 5 YEARS                         BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------              -------------------                         ----------      ---------------------
Oswald K. Stender       Trustee since 1992      Director, Hawaiian Electric Industries,          4          Trustee, Pacific
Honolulu, HI                                    Inc., a public utility holding company,                     Capital Funds, which
(10/08/31)                                      1993-2004; trustee, the Bernice Pauahi                      includes 11 bond and
                                                Bishop Estate 1990-1999; trustee, Office                    stock funds; director,
                                                of Hawaiian Affairs and a member or                         Grace Pacific
                                                trustee of several community                                Corporation, an asphalt
                                                organizations.                                              paving company, ACE
                                                                                                            Trucking Inc. and
                                                                                                            Hawaiian Telecom, a
                                                                                                            telephone company
                                                                                                            (communications).

OTHER INDIVIDUALS
CHAIRMAN EMERITUS(8)
--------------------

Lacy B. Herrmann        Founder, Chairman       Founder and Chairman of the Board,              N/A         N/A
New York, NY            Emeritus since 2004,    Aquila Management Corporation, the
(05/12/29)              Trustee, 1984-2004,     sponsoring organization and parent of
                        and Chairman of the     the Manager or Administrator and/or
                        Board of Trustees,      Adviser or Sub-Adviser to each fund of
                        1984-2003               the Aquila Group of Funds(SM); Chairman
                                                of the Manager or Administrator and/or
                                                Adviser or Sub-Adviser to each since
                                                2004; Founder and Chairman Emeritus of
                                                each fund in the Aquila Group of
                                                Funds(SM); previously Chairman and a
                                                Trustee of each fund in the Aquila Group
                                                of Funds(SM) since its establishment until
                                                2004 or 2005; Director of the
                                                Distributor since 1981 and formerly Vice
                                                President or Secretary, 1981-1998;
                                                Trustee Emeritus, Brown University and
                                                the Hopkins School; active in
                                                university, school and charitable
                                                organizations.

OFFICERS
--------

Charles E. Childs, III  Executive Vice          Executive Vice President of all funds in        N/A         N/A
New York, NY            President since 2003    the Aquila Group of Funds(SM) and the
(04/01/57)                                      Administrator and the Administrator's
                                                parent since 2003; formerly Senior Vice
                                                President, corporate development, Vice
                                                President, Assistant Vice President and
                                                Associate of the Administrator's parent
                                                since 1987; Senior Vice President, Vice
                                                President or Assistant Vice President of
                                                the Aquila Money-Market Funds,
                                                1988-2003.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND               PRINCIPAL                                   COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF               OCCUPATION(S)                               OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)              DURING PAST 5 YEARS                         BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------              -------------------                         ----------      ---------------------
Sherri Foster           Senior Vice             Senior Vice President, Hawaiian Tax-Free        N/A         N/A
Lahaina, HI             President since 1993    Trust since 1993 and formerly Vice
(07/27/50)                                      President or Assistant Vice President;
                                                Vice President since 1997 and formerly
                                                Assistant Vice President of the three
                                                Aquila Money-Market Funds; Vice
                                                President, Aquila Rocky Mountain Equity
                                                Fund since 2006; Registered
                                                Representative of the Distributor since
                                                1985.

Stephen J. Caridi       Vice President since    Vice President of the Distributor since         N/A         N/A
New York, NY            1998                    1995; Vice President, Hawaiian Tax-Free
(05/06/61)                                      Trust since 1998; Senior Vice President,
                                                Narragansett Insured Tax-Free Income
                                                Fund since 1998, Vice President
                                                1996-1997; Senior Vice President,
                                                Tax-Free Fund of Colorado since 2004;
                                                Vice President, Aquila Rocky Mountain
                                                Equity Fund since 2006.

Robert W. Anderson      Chief Compliance        Chief Compliance Officer of the Trust           N/A         N/A
New York, NY            Officer since 2004      and each of the other funds in the
(08/23/40)              and Assistant           Aquila Group of Funds(SM), the
                        Secretary since 2000    Administrator and the Distributor since
                                                2004, Compliance Officer of the
                                                Administrator or its predecessor and
                                                current parent 1998-2004; Assistant
                                                Secretary of the Aquila Group of
                                                Funds(SM) since 2000.

Joseph P. DiMaggio      Chief Financial         Chief Financial Officer of the Aquila           N/A         N/A
New York, NY            Officer since 2003      Group of Funds(SM) since 2003 and
(11/06/56)              and Treasurer since     Treasurer since 2000.
                        2000

Edward M. W. Hines      Secretary since 1984    Partner and then shareholder of legal           N/A         N/A
New York, NY                                    counsel to the Trust, Hollyer Brady
(12/16/39)                                      Barrett & Hines LLP since 1989 and
                                                thereafter its successor, Butzel Long,
                                                since 2007; Secretary of the Aquila
                                                Group of Funds(SM).

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND               PRINCIPAL                                   COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF               OCCUPATION(S)                               OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)              DURING PAST 5 YEARS                         BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------              -------------------                         ----------      ---------------------
John M. Herndon         Assistant Secretary     Assistant Secretary of the Aquila Group         N/A         N/A
New York, NY            since 1995              of Funds(SM) since 1995 and Vice President
(12/17/39)                                      of the three Aquila Money-Market Funds
                                                since 1990; Vice President of the
                                                Administrator or its predecessor and
                                                current parent since 1990.

Lori A. Vindigni        Assistant Treasurer     Assistant Treasurer of the Aquila Group         N/A         N/A
New York, NY            since 2000              of Funds(SM) since 2000; Assistant Vice
(11/02/66)                                      President of the Administrator or its
                                                predecessor and current parent since
                                                1998; Fund Accountant for the Aquila
                                                Group of Funds(SM), 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).
(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.
(3) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.
(4) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.
(6) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor.
(7) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 5, are called the "Aquila Group of Funds(SM)."
(8)   The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on October 1, 2006 and held for the six months ended March 31, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED MARCH 31, 2007

                       ACTUAL
                    TOTAL RETURN      BEGINNING       ENDING         EXPENSES
                       WITHOUT        ACCOUNT         ACCOUNT       PAID DURING
                  SALES CHARGES(1)      VALUE         VALUE        THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                 1.34%         $1,000.00      $1,013.40         $3.76
--------------------------------------------------------------------------------
Class C                 1.44%         $1,000.00      $1,014.40         $7.80
--------------------------------------------------------------------------------
Class Y                 1.53%         $1,000.00      $1,015.30         $2.77
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.55% AND 0.55% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED MARCH 31, 2007

                        Hypothetical
                         Annualized      Beginning       Ending       Expenses
                            Total        Account         Account    Paid During
                           Return          Value         Value     the Period(1)
--------------------------------------------------------------------------------
Class A                     5.00%        $1,000.00      $1,021.19       $3.78
--------------------------------------------------------------------------------
Class C                     5.00%        $1,000.00      $1,017.20       $7.80
--------------------------------------------------------------------------------
Class Y                     5.00%        $1,000.00      $1,022.19       $2.77
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.55% AND 0.55% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended March 31, 2007, $27,766,907 of dividends paid by Hawaiian Tax-Free Trust, constituting 95.73% of total dividends paid during fiscal 2007, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; $875,058 of dividends paid by the Trust constituting 3.02% of total dividends paid during the fiscal year were capital gain distributions; and the balance was ordinary dividend income.

      Prior to January 31, 2007, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2006 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                            HAWAIIAN TAX-FREE TRUST

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

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

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

ADMINISTRATOR

AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER

ASSET MANAGEMENT GROUP of
BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES

Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS

Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Robert W. Anderson, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR

AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

CUSTODIAN

JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2007 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,000 in 2006 and $18,000 in 2007.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant for return preparation and tax compliance were $3,000 and $3,000, respectively, in 2006 and 2007.


d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and
Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.


  (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

  (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
June  7, 2007


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
June 7, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June 7, 2007

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 7, 2007






HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and
Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.